Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000016430 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	(0.09%)			0.97%
C000189731 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%	0.04%		1.22%
C000016431 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.17%	(1.25%)			0.26%
C000088034 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	(1.06%)			(0.02%)
C000051003 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	(0.57%)			0.47%
C000051002 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%	0.11%			1.17%
C000016435 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	(0.29%)			0.97%
C000189732 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%	(0.20%)		1.28%
C000016436 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)	(1.46%)			0.27%
C000088036 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	(1.29%)			(0.02%)
C000088037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	(0.81%)			0.47%
C000088035 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%	(0.10%)			1.18%
C000016437 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%	1.16%			2.28%
C000181796 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	1.26%		2.47%
C000181797 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	1.36%		2.57%
C000016438 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.06%)	(0.02%)			1.57%
C000088038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%	0.14%			1.26%
C000088039 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%	0.65%			1.77%
C000016439 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	1.36%			2.48%
C000191079 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	1.40%	2.69%
C000191080 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.19%	1.63%	2.91%
C000016440 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%	1.58%			1.53%
C000189733 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	1.68%		1.81%
C000016441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	0.89%			1.06%
C000088041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%	0.55%			0.52%
C000088042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%	1.08%			1.02%
C000088040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	1.78%			1.74%
Without Sales Load [Member] | C000016431 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	(0.34%)			0.72%
Without Sales Load [Member] | C000016436 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	(0.54%)			0.73%
Without Sales Load [Member] | C000016438 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	0.91%			2.03%
Without Sales Load [Member] | C000016441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%	1.35%			1.29%
Bloomberg U.S. Aggregate Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%			1.70%
Bloomberg U.S. Aggregate Bond (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%		1.82%
Bloomberg U.S. Aggregate Bond (Inception Date 7/28/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.69%
Bloomberg U.S. GNMA [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	0.55%			1.38%
Bloomberg U.S. GNMA (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	0.55%		1.52%
Bloomberg U.S. Government/MBS [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	0.08%			1.21%
Bloomberg U.S. Government/MBS (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	0.08%		1.40%
Bloomberg U.S. TIPS [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%			2.66%
Bloomberg U.S. TIPS (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%		2.80%
Bloomberg U.S. TIPS (Inception Date 7/28/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.89%
Bloomberg U.S. 1-3 Year Government Bond [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	1.83%			1.78%
Bloomberg U.S. 1-3 Year Government Bond (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	1.83%		1.95%